Goodwill & Intangible Assets, Net - Schedule of Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance		$ 7,420
Ending balance	316
Radiology Services [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance		7,055
Ending balance
AIAnd Software Solutions [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance		365
Ending balance	316
Impairment of the Goodwill related to the acquisition of Nanox AI [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Impairment of the Goodwill related to the acquisition		(365)
Impairment of the Goodwill related to the acquisition of Nanox AI [Member] | Radiology Services [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Impairment of the Goodwill related to the acquisition
Impairment of the Goodwill related to the acquisition of Nanox AI [Member] | AIAnd Software Solutions [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Impairment of the Goodwill related to the acquisition		(365)
Impairment of the Goodwill related to the acquisition of USARAD [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Impairment of the Goodwill related to the acquisition		(7,055)
Impairment of the Goodwill related to the acquisition of USARAD [Member] | Radiology Services [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Impairment of the Goodwill related to the acquisition		(7,055)
Impairment of the Goodwill related to the acquisition of USARAD [Member] | AIAnd Software Solutions [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Impairment of the Goodwill related to the acquisition
Goodwill from acquisition of Nanox Health IT Inc [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Impairment of the Goodwill related to the acquisition	316
Goodwill from acquisition of Nanox Health IT Inc [Member] | Radiology Services [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Impairment of the Goodwill related to the acquisition
Goodwill from acquisition of Nanox Health IT Inc [Member] | AIAnd Software Solutions [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Impairment of the Goodwill related to the acquisition	$ 316